Going Concern (Details) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 09, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Going Concern (Details) [Line Items]
Cash		$ 2,151,000		$ 68,934	$ 1,677
Cash for operating activities		(3,688,000)	$ 12,000	(41,192)	$ (3,889)
Accumulated deficit		$ (5,617,000)		$ (36,862)
Subsequent Event [Member]
Going Concern (Details) [Line Items]
Conversion of bridge loan	$ 5,690,000